UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity® Money Market
Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CFM-SANN-0508
1.756671.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 1,024.20	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.98	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0031%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/08	% of fund's investments 9/30/07	% of fund's investments 3/31/07
0 - 30	47.8	40.6	60.8
31 - 90	40.0	37.2	22.3
91 - 180	10.2	15.6	5.4
181 - 397	2.0	6.6	11.5
Weighted Average Maturity
	3/31/08	9/30/07	3/31/07
Fidelity Money Market Central Fund	46 Days	63 Days	63 Days
All Taxable Money Market Funds Average *	42 Days	40 Days	40 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
Commercial Paper 16.8%	Commercial Paper 19.9%
Bank CDs, BAs, TDs, and Notes 76.0%	Bank CDs, BAs, TDs, and Notes 72.0%
Government Securities 2.1%	Government Securities 0.0%
Repurchase Agreements 7.2%	Repurchase Agreements 6.3%
Other Investments 0.2%	Other Investments 2.0%
Net Other Assets ** (2.3)%	Net Other Assets ** (0.2)%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 26.4%
Due Date	Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 13.5%
Banco Bilbao Vizcaya Argentaria SA
6/19/08	2.52%	$ 1,000,000	$ 1,000,000
Banco Santander SA
4/7/08 to 7/15/08	3.50 to 5.16	9,000,000	9,002,345
Bank of Scotland PLC
6/19/08	2.58	7,000,000	7,000,000
Credit Agricole SA
4/4/08 to 5/2/08	3.10 to 4.75	6,000,000	6,000,000
Credit Industriel et Commercial
4/14/08 to 6/30/08	2.65 to 5.20	19,500,000	19,500,043
ING Bank NV
5/19/08 to 6/17/08	2.80 to 3.08	21,000,000	21,000,002
National Australia Bank Ltd.
6/16/08	2.57	1,000,000	1,000,803
Royal Bank of Scotland PLC
7/9/08	3.50	1,000,000	1,002,148
Societe Generale
4/17/08 to 7/7/08	3.95 to 4.60	4,000,000	4,000,000
UniCredit SpA
6/16/08 to 6/17/08	2.86 to 2.88	6,000,000	6,000,000
			75,505,341
New York Branch, Yankee Dollar, Foreign Banks - 12.9%
Abbey National Treasury Services plc
5/19/08	3.27 (c)	1,000,000	1,000,000
Banco Bilbao Vizcaya Argentaria SA
6/18/08	2.50	1,000,000	1,000,431
Bank of Scotland PLC
4/4/08 to 9/8/08	2.58 to 4.65 (c)	15,000,000	15,000,000
Barclays Bank PLC
6/25/08 to 9/10/08	2.60 to 2.88	6,000,000	6,000,000
BNP Paribas SA
5/15/08 to 10/2/08	2.65 to 3.05	7,000,000	7,000,000
Canadian Imperial Bank of Commerce
7/1/08	2.90	2,000,000	2,000,000
Credit Suisse First Boston
4/28/08	3.33 (c)	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
Deutsche Bank AG
4/4/08 to 6/3/08	3.17 to 4.75% (c)	$ 9,000,000	$ 9,000,000
Intesa Sanpaolo SpA
6/19/08	2.55	2,000,000	2,000,000
Natexis Banques Populaires NY
4/25/08	3.27	2,000,000	2,000,000
Societe Generale
4/24/08 to 6/9/08	2.90 to 3.30	12,000,000	12,000,000
Svenska Handelsbanken AB
5/30/08 to 6/3/08	4.89	5,000,000	5,000,017
UBS AG
6/9/08	4.92	2,000,000	2,000,000
UniCredit SpA
4/7/08 to 10/1/08	2.75 to 4.67	3,000,000	3,000,051
			72,000,499
TOTAL CERTIFICATES OF DEPOSIT			147,505,840
Commercial Paper - 16.8%

American Water Capital Corp.
4/14/08 to 4/23/08	3.42 to 3.49	750,000	748,644
Citigroup Funding, Inc.
4/24/08 to 6/9/08	3.07 to 4.46	8,000,000	7,964,362
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/08 to 5/9/08	3.25 to 4.04	6,000,000	5,987,346
Devon Energy Corp.
4/11/08 to 4/14/08	3.33	2,000,000	1,997,885
Dow Chemical Co.
5/2/08	3.38 to 3.50	2,000,000	1,994,127
Duke Energy Corp.
4/14/08	3.34 to 4.24	2,000,000	1,997,284
Edison Asset Securitization LLC
9/4/08	2.79	1,000,000	988,083
Emerald Notes (BA Credit Card Trust)
4/3/08 to 6/12/08	3.12 to 4.59	7,250,000	7,235,541
Govco, Inc.
5/27/08	3.06	1,000,000	995,271
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Intesa Funding LLC
4/22/08	3.42%	$ 1,000,000	$ 998,023
ITT Corp.
4/17/08 to 5/15/08	3.11 to 3.40	2,000,000	1,994,503
JPMorgan Chase & Co.
8/4/08	2.92	2,000,000	1,980,035
Kellogg Co.
4/9/08 to 5/16/08	3.29 to 3.33	1,250,000	1,245,693
Kitty Hawk Funding Corp.
4/17/08	2.83	1,000,000	998,744
Lloyds TSB Bank PLC
6/3/08	2.60	2,000,000	1,990,953
Michigan Gen. Oblig.
9/2/08	3.75	1,200,000	1,200,000
Morgan Stanley
6/13/08	5.29	1,000,000	989,679
National Grid USA
4/3/08 to 5/30/08	3.52 to 5.03	3,000,000	2,992,142
Nationwide Building Society
5/7/08 to 5/19/08	2.95 to 3.10	5,000,000	4,982,995
Norddeutsche Landesbank Girozentrale
4/15/08	4.00	1,000,000	998,460
Norfolk Southern Corp.
5/19/08	3.02	500,000	498,000
Palisades Notes (Citibank Omni Master Trust)
5/15/08 to 5/19/08	3.12 to 3.22	7,000,000	6,972,072
Rockies Express Pipeline LLC
5/6/08	3.11	1,000,000	996,986
Santander Finance, Inc.
6/9/08 to 9/24/08	2.49 to 4.92	8,000,000	7,912,267
Sheffield Receivables Corp.
4/7/08 to 5/8/08	2.81 to 3.29	5,682,000	5,673,714
Societe Generale North America, Inc.
4/15/08 to 5/5/08	3.32 to 3.95	6,000,000	5,987,080
Textron Financial Corp.
4/4/08 to 5/6/08	3.11 to 3.37	5,000,000	4,992,248
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Thames Asset Global Securities No. 1, Inc.
4/7/08 to 6/25/08	2.86 to 4.66%	$ 7,379,000	$ 7,363,144
Transocean, Inc.
4/4/08	3.40	500,000	499,859
UniCredito Italiano Bank (Ireland) PLC
4/18/08	4.63	1,000,000	997,842
Xcel Energy, Inc.
5/1/08	3.43	250,000	249,292
XTO Energy, Inc.
4/7/08 to 4/8/08	3.39 to 3.51	1,500,000	1,499,014
TOTAL COMMERCIAL PAPER			93,921,288
Federal Agencies - 1.1%

Freddie Mac - 1.1%
4/18/08 to 4/21/08	2.54 to 2.75 (c)	6,000,000	5,999,706
U.S. Treasury Obligations - 1.0%

U.S. Treasury Bills - 1.0%
6/26/08 to 10/2/08	1.20 to 1.51	5,885,000	5,855,016
Master Notes - 4.7%

Asset Funding Co. III LLC
4/7/08 to 4/14/08	3.15 to 4.58 (c)(e)	14,000,000	14,000,000
Bear Stearns International Ltd.
4/1/08	3.37 (c)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
6/16/08 to 7/15/08	3.19 to 3.23 (e)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
4/1/08 to 4/11/08	3.11 to 3.15 (c)(e)	3,000,000	3,000,000
TOTAL MASTER NOTES			26,000,000
Medium-Term Notes - 44.9%
Due Date	Yield (a)	Principal Amount	Value
AIG Matched Funding Corp.
4/1/08 to 5/20/08	3.17 to 4.90% (b)(c)	$ 6,000,000	$ 6,000,000
5/15/08	3.06 (c)	3,000,000	3,000,000
Allstate Life Global Funding Trusts
6/20/08	3.33 (c)	1,000,000	1,000,000
American Honda Finance Corp.
5/5/08 to 6/18/08	2.89 to 3.23 (b)(c)	2,000,000	2,000,000
ASIF Global Financing XXX
4/23/08	2.63 (b)(c)	9,000,000	9,000,000
AT&T, Inc.
12/5/08	3.14 (b)(c)	5,000,000	5,000,000
Bancaja US Debt SAU
4/23/08	4.10 (b)(c)	2,000,000	2,000,000
Bank of America NA
4/25/08 to 7/3/08	3.10 to 3.33 (c)	12,000,000	11,999,802
Bank of New York Co., Inc.
4/28/08	2.71 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
4/15/08 to 5/19/08	3.11 to 4.30 (c)	10,000,000	10,000,000
Beta Finance, Inc./Beta Finance Corp.
4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	2,000,000	1,999,779
BMW U.S. Capital LLC
4/15/08	2.84 (c)	1,000,000	1,000,000
BNP Paribas SA
4/2/08 to 5/13/08	3.06 to 4.03 (c)	12,700,000	12,698,985
BNP Paribas US Medium-Term Note Program LLC
6/16/08	2.79 (c)	1,000,000	999,675
BP Capital Markets plc
6/11/08	3.04 (c)	3,000,000	3,000,000
Caja de Ahorros y Pensiones de Barcelona
4/23/08	3.85 (b)(c)	5,000,000	5,000,000
Caja Madrid SA
4/21/08	4.04 (c)	3,000,000	3,000,000
Calyon
4/30/08	2.66 (c)	5,000,000	4,998,255
CC USA, Inc.
4/9/08	4.48 (b)(c)	1,000,000	999,893
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Citigroup Funding, Inc.
5/13/08 to 5/14/08	3.07% (c)	$ 9,000,000	$ 9,000,000
Commonwealth Bank of Australia
4/3/08	4.71 (b)(c)	5,000,000	5,000,000
Compagnie Financiere du Credit Mutuel
6/9/08	3.20 (b)(c)	2,000,000	2,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	3,000,000	3,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	4,000,000	4,000,000
Dorada Finance, Inc.
4/9/08	4.48 (b)(c)	1,000,000	999,893
General Electric Capital Corp.
4/7/08 to 4/24/08	2.62 to 3.14 (c)	16,000,000	16,000,000
Genworth Life Insurance Co.
4/1/08	3.19 (c)(e)	5,000,000	5,000,000
HBOS Treasury Services PLC
6/24/08	2.67 (b)(c)	5,000,000	5,000,000
HSBC Finance Corp.
4/24/08	2.60 (c)	3,000,000	3,000,000
HSH Nordbank AG
4/21/08 to 4/23/08	2.61 to 2.66 (b)(c)	8,000,000	7,999,998
ING USA Annuity & Life Insurance Co.
4/24/08	5.14 (c)(e)	2,000,000	2,000,000
Links Finance LLC
4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	3,000,000	2,999,912
Merrill Lynch & Co., Inc.
4/15/08	2.96 (c)	5,000,000	5,000,000
Metropolitan Life Global Funding I
4/7/08	3.13 (b)(c)	2,626,000	2,626,000
Monumental Global Funding 2007
5/29/08	3.24 (b)(c)	1,000,000	1,000,000
Morgan Stanley
4/1/08 to 4/28/08	2.29 to 2.94 (c)	9,000,000	9,000,000
National Australia Bank Ltd.
6/6/08	3.22 (b)(c)	3,000,000	3,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
New York Life Insurance Co.
5/30/08 to 6/30/08	2.86 to 3.15% (c)(e)	$ 7,000,000	$ 7,000,000
Pacific Life Global Funding
4/4/08	3.18 (b)(c)	2,000,000	2,000,393
PNC Bank NA, Pittsburgh
5/6/08	3.35 (c)	1,000,000	1,000,000
Royal Bank of Canada
4/30/08	2.65 (c)	1,000,000	999,657
Royal Bank of Scotland PLC
4/11/08	4.45 (b)(c)	1,000,000	999,967
Security Life of Denver Insurance Co.
4/28/08	2.93 (c)(e)	1,000,000	1,000,000
Sigma Finance, Inc.
6/30/08	2.64 (b)(c)	6,000,000	5,999,852
8/1/08	(b)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
6/9/08	2.98 (b)(c)	5,000,000	5,000,000
Svenska Handelsbanken AB
4/7/08	4.21 (b)(c)	4,000,000	4,000,000
UniCredito Italiano Bank (Ireland) PLC
4/11/08 to 4/15/08	2.84 to 4.43 (b)(c)	7,500,000	7,499,459
Verizon Communications, Inc.
6/16/08	2.88 (c)	4,000,000	4,000,000
Wachovia Bank NA
4/25/08	3.40 (c)	4,000,000	4,000,000
Wells Fargo & Co.
4/15/08	2.90 (b)(c)	10,000,000	10,000,000
WestLB AG
4/10/08 to 6/30/08	2.75 to 3.13 (b)(c)	7,000,000	7,000,000
Westpac Banking Corp.
5/6/08 to 6/4/08	3.28 to 4.69 (b)(c)	10,000,000	9,998,668
6/11/08	3.00 (c)	2,000,000	2,000,910
TOTAL MEDIUM-TERM NOTES			250,821,098
Asset-Backed Securities - 0.2%

Master Funding Trust I
4/25/08	2.58 (b)(c)	1,000,000	1,000,000
Repurchase Agreements - 7.2%
	Maturity Amount	Value
In a joint trading account at 2.88% dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 167,013	$ 167,000
With:
Banc of America Securities LLC At 3.25%, dated 3/31/08 due 4/1/08 (Collateralized by Equity Securities valued at $3,150,300)	3,000,271	3,000,000
Dresdner Kleinwort Securities LLC At 3.25%, dated 3/28/08 due 4/4/08 (Collateralized by Corporate Obligations valued at $2,044,641, 7.3%, 11/15/11) (c)(d)	2,001,264	2,000,000
Goldman Sachs & Co. At:
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by Commercial Paper Obligations valued at $3,072,225)	3,046,155	3,000,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Corporate Obligations valued at $2,050,320, 2.7%, 8/25/36)	2,016,153	2,000,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by Corporate Obligations valued at $2,125,520, 4%, 11/15/29)	2,024,400	2,000,000
Lehman Brothers, Inc. At:
3.22%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $17,851,563, 6.88% - 8.88%, 11/15/13 - 5/15/27)	17,001,521	17,000,000
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by Corporate Obligations valued at $2,054,347, 7.06%, 12/20/37)	2,016,683	2,000,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by Corporate Obligations valued at $1,031,951, 7.06%, 12/20/37)	1,011,756	1,000,000
Wachovia Securities, Inc. At:
3.06%, dated 3/10/08 due 6/10/08 (Collateralized by Mortgage Loan Obligations valued at $3,155,840, 2.91% - 5.9%, 9/15/21 - 2/15/51)	3,023,460	3,000,000
3.18%, dated 2/19/08 due 5/19/08 (Collateralized by Mortgage Loan Obligations valued at $3,161,643, 2.91% - 5.72%, 4/7/08 - 2/15/38)	3,023,850	3,000,000
3.2%, dated 2/27/08 due 5/27/08 (Collateralized by Corporate Obligations valued at $2,046,165, 0% - 5.24%, 4/7/08 - 3/15/28)	2,015,997	2,000,000
TOTAL REPURCHASE AGREEMENTS		40,167,000
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $571,269,948)		571,269,948
NET OTHER ASSETS - (2.3)%		(13,105,529)
NET ASSETS - 100%		$ 558,164,419
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,123,814 or 23.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,000,000 or 6.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 3.15%, 4/7/08	11/7/06	$ 5,000,000
3.16%, 4/7/08	8/29/06	$ 5,000,000
4.58%, 4/14/08	10/10/07	$ 4,000,000
Genworth Life Insurance Co. 3.19%, 4/1/08	7/31/07	$ 5,000,000
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 3,000,000
3.23%, 6/16/08	2/14/08	$ 2,000,000
ING USA Annuity & Life Insurance Co. 5.14%, 4/24/08	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc.: 3.11%, 4/11/08	1/10/07	$ 2,000,000
3.15%, 4/1/08	12/11/06	$ 1,000,000
New York Life Insurance Co.: 2.86%, 6/30/08	3/28/08	$ 5,000,000
3.15%, 5/30/08	11/9/07	$ 2,000,000
Security Life of Denver Insurance Co. 2.93%, 4/28/08	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$167,000 due 4/01/08 at 2.88%
BNP Paribas Securities Corp.	$ 46,466
Bank of America, NA	27,879
Barclays Capital, Inc.	7,434
Deutsche Bank Securities, Inc.	8,553
Dresdner Kleinwort Securities LLC	2,323
ING Financial Markets LLC	13,940
J.P. Morgan Securities, Inc.	27,879
Societe Generale, New York Branch	9,293
UBS Securities LLC	23,233
$ 167,000
Income Tax Information

At September 30, 2007, the fund had a capital loss carryforward of approximately $129,784 of which $2,068, $7,239, $17,632 and $102,845 will expire on September 30, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $40,167,000) - See accompanying schedule: Unaffiliated issuers (cost $571,269,948)		$ 571,269,948
Cash		59,369
Receivable for investments sold		2,036,622
Interest receivable		2,283,098
Total assets		575,649,037

Liabilities
Payable for investments purchased	$ 15,733,291
Distributions payable	1,732,650
Other payables and accrued expenses	18,677
Total liabilities		17,484,618

Net Assets		$ 558,164,419
Net Assets consist of:
Paid in capital		$ 558,178,859
Undistributed net investment income		21,244
Accumulated undistributed net realized gain (loss) on investments		(35,684)
Net Assets, for 558,173,617 shares outstanding		$ 558,164,419
Net Asset Value, offering price and redemption price per share ($558,164,419 ÷ 558,173,617 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2008 (Unaudited)

Investment Income
Interest		$ 14,539,312

Expenses
Custodian fees and expenses	$ 9,304
Independent trustees' compensation	1,242
Total expenses before reductions	10,546
Expense reductions	(4,382)	6,164
Net investment income		14,533,148
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94,100
Net increase in net assets resulting from operations		$ 14,627,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2008 (Unaudited)	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,533,148	$ 37,932,660
Net realized gain (loss)	94,100	43,299
Net increase in net assets resulting from operations	14,627,248	37,975,959
Distributions to shareholders from net investment income	(14,533,183)	(37,932,625)
Affiliated share transactions at net asset value of $1.00 per share
Proceeds from sale of shares	-	-
Reinvestment of distributions	6,952	1,785,636
Cost of shares redeemed	(84,600,000)	(218,633,737)
Net increase (decrease) in net assets and shares resulting from share transactions	(84,593,048)	(216,848,101)
Total increase (decrease) in net assets	(84,498,983)	(216,804,767)

Net Assets
Beginning of period	642,663,402	859,468,169
End of period (including undistributed net investment income of $21,244 and undistributed net investment income of $21,279, respectively)	$ 558,164,419	$ 642,663,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2008	Years ended September 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.054	.048	.028	.013	.014
Distributions from net investment income	(.024)	(.054)	(.048)	(.028)	(.013)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	2.42%	5.55%	4.86%	2.80%	1.27%	1.43%
Ratios to Average Net AssetsD
Expenses before reductions	-%A, E	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, E	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%A, E	.01%	.01%	.01%	.01%	.01%
Net investment income	4.84%A	5.41%	4.76%	2.77%	1.27%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,164	$ 642,663	$ 859,468	$ 821,384	$ 817,994	$ 816,443

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008 (Unaudited)

1. Organization.

Fidelity Money Market Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 571,269,948

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,242.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,140.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliates were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

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Fidelity® Ultra-Short
Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

USC-SANN-0508
1.771938.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 889.90	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0017%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 0.1%	U.S. Government and U.S. Government Agency Obligations 4.3%
AAA 19.6%	AAA 33.1%
AA 9.7%	AA 19.3%
A 12.4%	A 10.8%
BBB 14.7%	BBB 18.9%
BB and Below 0.2%	BB and Below 0.4%
Not Rated 0.8%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 42.5%	Short-Term Investments and Net Other Assets 12.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of March 31, 2008
6 months ago
Years	1.3	1.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of March 31, 2008
6 months ago
Years	0.3	0.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Corporate Bonds 6.5%		Corporate Bonds 14.2%
	U.S. Government and U.S. Government Agency Obligations 0.1%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Asset-Backed Securities 29.4%		Asset-Backed Securities 41.0%
	CMOs and Other Mortgage Related Securities 21.5%		CMOs and Other Mortgage Related Securities 28.3%
	Other Investments 0.0%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 42.5%		Short-Term Investments and Net Other Assets 12.0%
* Foreign investments	15.3%	** Foreign investments	16.8%
* Futures and Swaps	0.6%	** Futures and Swaps	3.2%

Semiannual Report

Investments March 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Time Warner, Inc. 3.3% 11/13/09 (d)	$ 20,000,000	$ 19,150,900
Viacom, Inc. 3.15% 6/16/09 (d)	5,185,000	5,081,316
		24,232,216
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Anadarko Petroleum Corp. 3.25% 5/1/08	7,850,000	7,848,147
FINANCIALS - 3.4%
Capital Markets - 0.5%
VTB Capital SA 3.8394% 8/1/08 (b)(d)	35,000,000	34,606,250
Commercial Banks - 1.6%
DBS Bank Ltd. (Singapore) 3.29% 5/16/17 (b)(d)	23,000,000	20,355,000
HBOS plc 3.42% 2/6/14 (d)	18,140,000	17,640,424
HSBC Holdings PLC 4.8463% 10/6/16 (d)	7,800,000	7,475,746
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (b)(d)	7,750,000	7,052,500
PNC Funding Corp. 3.3838% 1/31/12 (d)	19,900,000	18,271,782
Santander Issuances SA Unipersonal 2.9019% 6/20/16 (b)(d)	24,000,000	21,850,320
Sovereign Bank 4.375% 8/1/13 (d)	11,250,000	10,249,065
UniCredit Luxembourg Finance SA 4.7169% 1/13/17 (b)(d)	2,900,000	2,581,954
		105,476,791
Consumer Finance - 0.7%
SLM Corp. 2.5456% 4/18/08 (b)(d)	47,500,000	47,425,045
Diversified Financial Services - 0.2%
BTM Curacao Holding NV 2.8988% 12/19/16 (b)(d)	13,000,000	11,570,000
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc. 3.7463% 5/10/10 (b)(d)	18,510,000	12,260,691
Independence Community Bank Corp. 3.5% 6/20/13 (d)	14,272,000	13,272,960
		25,533,651
TOTAL FINANCIALS		224,611,737
INDUSTRIALS - 0.3%
Airlines - 0.1%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	5,910,000
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Building Products - 0.2%
Masco Corp. 3.2013% 3/12/10 (d)	$ 18,370,000	$ 17,186,935
TOTAL INDUSTRIALS		23,096,935
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
National Semiconductor Corp. 3.05% 6/15/10 (d)	23,665,000	21,588,160
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc. 3.155% 5/15/08 (d)	25,000,000	25,008,325
BellSouth Corp. 3.165% 8/15/08 (d)	17,500,000	17,477,478
Telecom Italia Capital SA 4.5613% 7/18/11 (d)	15,640,000	13,961,937
Telefonica Emisiones SAU 2.8419% 6/19/09 (d)	32,300,000	31,460,135
		87,907,875
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.9575% 6/27/08 (d)	18,494,000	18,262,825
TOTAL TELECOMMUNICATION SERVICES		106,170,700
UTILITIES - 0.4%
Electric Utilities - 0.3%
Ohio Power Co. 4.8263% 4/5/10 (d)	22,785,000	22,211,251
Gas Utilities - 0.1%
NiSource Finance Corp. 3.6625% 11/23/09 (d)	8,055,000	7,819,214
TOTAL UTILITIES		30,030,465
TOTAL NONCONVERTIBLE BONDS (Cost $463,407,111)		437,578,360
U.S. Government Agency Obligations - 0.1%

Freddie Mac 0% 8/18/08 (c) (Cost $4,952,315)	5,000,000	4,960,810
Asset-Backed Securities - 29.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 2.9488% 1/25/35 (d)(f)	620,779	458,117
Series 2005-1 Class M1, 3.0688% 4/25/35 (d)(f)	11,280,000	8,678,058
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp. Series 2006-NC2:
Class M7, 3.3488% 7/25/36 (d)(f)	$ 4,902,000	$ 308,316
Class M8, 3.4488% 7/25/36 (d)(f)	2,429,000	139,113
Class M9, 4.2988% 7/25/36 (d)(f)	1,605,000	84,616
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 3.3488% 6/25/33 (d)(f)	184,121	136,498
Class M2, 4.3488% 6/25/33 (d)(f)	856,000	740,016
Series 2003-NC1 Class M1, 3.3788% 7/25/33 (d)(f)	1,600,000	1,159,133
Series 2004-HE1 Class M1, 3.0988% 2/25/34 (d)(f)	3,085,667	2,252,537
Series 2004-OP1 Class M1, 3.1188% 4/25/34 (d)(f)	4,275,940	2,913,203
Series 2005-HE1 Class M1, 3.0788% 2/25/35 (d)(f)	2,191,171	1,663,006
Series 2005-HE2 Class M2, 3.0488% 4/25/35 (d)(f)	1,803,000	1,595,155
Series 2005-HE6 Class A2B, 2.7988% 10/25/35 (d)(f)	3,584,518	3,567,717
Series 2005-SD1 Class A1, 2.9988% 11/25/50 (d)(f)	381,766	297,441
Series 2006-HE2:
Class M3, 2.9388% 5/25/36 (d)(f)	2,130,000	646,114
Class M4, 2.9988% 5/25/36 (d)(f)	1,800,000	181,980
Class M5, 3.0388% 5/25/36 (d)(f)	2,617,000	187,874
Series 2006-OP1:
Class M4, 2.9688% 4/25/36 (d)(f)	1,000,000	201,100
Class M5, 2.9888% 4/25/36 (d)(f)	950,000	80,256
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 3.5856% 9/20/13 (d)	5,875,000	4,918,550
Series 2006-C1 Class C1, 3.0156% 10/20/14 (d)	8,185,000	5,329,254
Series 2007-A4 Class A4, 2.5656% 4/22/13 (d)	30,000,000	28,096,890
Series 2007-B1 Class B, 2.7856% 12/22/14 (d)	29,325,000	21,782,991
Aesop Funding II LLC Series 2005-1A Class A2, 2.5956% 4/20/09 (b)(d)	1,466,667	1,463,761
ALG Student Loan Trust I Series 2006-1 Class A1, 5.0206% 10/28/18 (b)(d)	11,206,897	11,136,854
American Express Credit Account Master Trust Series 2004-C Class C, 3.3175% 2/15/12 (b)(d)	5,153,881	5,045,668
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	15,285,022	15,203,828
Series 2007-DF Class A1, 5.9139% 10/6/08	1,467,528	1,467,934
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.2988% 12/25/33 (d)(f)	1,555,880	1,274,532
Series 2004-R10 Class M1, 3.2988% 11/25/34 (d)(f)	4,665,000	3,214,134
Series 2004-R11 Class M1, 3.2588% 11/25/34 (d)(f)	4,430,000	3,576,374
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2004-R2:
Class M1, 3.0288% 4/25/34 (d)(f)	$ 1,765,000	$ 1,461,527
Class M2, 3.0788% 4/25/34 (d)(f)	1,375,000	1,176,938
Class M3, 3.1488% 4/25/34 (d)(f)	3,186,802	2,628,148
Series 2005-R1:
Class M1, 3.0488% 3/25/35 (d)(f)	5,710,000	4,269,392
Class M2, 3.0788% 3/25/35 (d)(f)	1,925,000	1,687,129
Series 2005-R10 Class A2B, 2.8188% 12/25/35 (d)(f)	7,539,272	6,594,511
Series 2005-R2 Class M1, 3.0488% 4/25/35 (d)(f)	12,500,000	9,058,365
Series 2006-M3:
Class M7, 3.4488% 10/25/36 (d)(f)	6,660,000	400,596
Class M9, 4.5988% 10/25/36 (d)(f)	4,270,000	269,449
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.9288% 6/25/32 (d)(f)	1,277,474	1,028,168
ARG Funding Corp.:
Series 2005-1A Class A2, 2.6988% 4/20/09 (b)(d)	1,833,333	1,832,406
Series 2005-2A Class A2, 2.6456% 5/20/09 (b)(d)	1,733,333	1,732,315
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.935% 9/25/33 (d)(f)	8,358,535	6,861,574
Series 2003-W7 Class A2, 2.9888% 3/1/34 (d)(f)	329,642	232,294
Series 2004-W11 Class M2, 3.2988% 11/25/34 (d)(f)	3,860,000	2,619,719
Series 2004-W5 Class M1, 3.1988% 4/25/34 (d)(f)	3,960,000	2,898,505
Series 2004-W7:
Class M1, 3.1488% 5/25/34 (d)(f)	4,085,000	2,520,359
Class M2, 3.1988% 5/25/34 (d)(f)	3,320,000	2,426,165
Series 2006-M1 Class M7, 3.5988% 7/25/36 (d)(f)	5,600,000	376,741
Series 2006-M2 Class M7, 3.4988% 9/25/36 (d)(f)	11,580,000	543,681
Series 2006-W4 Class A2C, 2.7588% 5/25/36 (d)(f)	10,675,000	7,150,585
Arran Funding Ltd. Series 2005-A Class C, 3.1375% 12/15/10 (d)	26,765,000	25,547,193
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 3.0188% 12/25/34 (d)(f)	9,863,154	5,819,953
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 3.3788% 10/25/36 (d)(f)	7,655,000	715,086
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 4.0625% 6/15/33 (d)(f)	1,908,774	1,466,615
Series 2003-HE6 Class M1, 3.2488% 11/25/33 (d)(f)	3,475,000	2,540,022
Series 2004-HE2 Class M1, 3.1488% 4/25/34 (d)(f)	18,355,000	12,280,795
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M1, 3.1388% 6/25/34 (d)(f)	$ 1,625,000	$ 1,084,275
Class M2, 3.7188% 6/25/34 (d)(f)	3,750,000	2,515,683
Series 2004-HE6 Class A2, 2.9588% 6/25/34 (d)(f)	2,604,317	1,807,052
Series 2005-HE1 Class M1, 3.0988% 3/25/35 (d)(f)	4,146,582	2,369,239
Series 2005-HE2:
Class M1, 3.0488% 3/25/35 (d)(f)	7,514,425	4,896,433
Class M2, 3.0988% 3/25/35 (d)(f)	2,065,000	1,618,960
Series 2005-HE6 Class A2B, 2.8488% 7/25/35 (d)(f)	691,999	603,626
Series 2005-HE8 Class M2, 3.0488% 11/25/35 (d)(f)	2,105,000	1,843,720
Series 2006-HE6:
Class M7, 3.3988% 11/25/36 (d)(f)	2,420,000	189,449
Class M9, 4.7488% 11/25/36 (d)(f)	6,465,000	561,417
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.2806% 4/4/17 (a)(b)(d)	20,000,000	2
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.8975% 3/15/12 (d)	23,615,000	22,412,123
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.3075% 5/28/44 (d)(f)	2,715,457	2,382,870
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3525% 2/28/44 (d)(f)	5,041,834	4,537,650
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 3.0488% 9/25/35 (d)(f)	1,044,823	890,712
Series 2005-FR1 Class M1, 3.0988% 6/25/35 (d)(f)	6,660,000	4,816,512
Series 2005-HE2:
Class M1, 3.0988% 2/25/35 (d)(f)	9,949,740	5,651,824
Class M2, 3.3488% 2/25/35 (d)(f)	2,430,000	1,620,173
Series 2007-AQ1 Class A1, 2.7088% 11/25/36 (d)(f)	12,477,417	10,731,815
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 4.8675% 12/26/24 (d)	16,395,588	15,640,407
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 3.1925% 6/15/10 (d)	5,725,000	5,681,169
Series 2006-2 Class A2A, 5.23% 2/15/09	2,815,487	2,819,893
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.9275% 8/15/11 (d)	7,733,457	7,505,206
Series 2006-C Class A3B, 2.8275% 7/15/11 (d)	11,972,574	11,486,173
Series 2007-A Class A2, 5.33% 5/17/10	5,701,210	5,700,267
Series 2007-B Class A2, 5.27% 6/15/10	9,403,260	9,383,450
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 3.1075% 4/15/13 (b)(d)	20,000,000	17,024,000
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Trust Ltd. Series 2004-1:
Class A2, 2.9856% 7/20/39 (b)(d)	$ 2,968,000	$ 2,404,080
Class B, 3.2856% 7/20/39 (b)(d)	1,550,000	1,178,000
Class C, 3.6356% 7/20/39 (b)(d)	1,994,000	1,435,680
Carrington Mortgage Loan Trust:
Series 2006-FRE1:
Class M1, 2.8988% 7/25/36 (d)(f)	7,847,000	2,291,324
Class M9, 4.4988% 7/25/36 (d)(f)	2,112,000	191,387
Series 2006-NC2 Class M7, 3.4488% 6/25/36 (d)(f)	2,500,000	226,844
Series 2006-RFC1 Class M9, 4.4688% 5/25/36 (d)(f)	1,095,000	108,174
Series 2007-RFC1 Class A3, 2.7388% 12/25/36 (d)(f)	12,398,000	8,095,510
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 3.2988% 5/20/17 (b)(d)	2,714,388	2,115,030
Chase Issuance Trust Series 2004-C3 Class C3, 3.2875% 6/15/12 (d)	3,650,000	3,389,938
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,967,306
Series 2006-VT2:
Class A2, 5.19% 1/20/09	6,475,263	6,491,006
Class D, 5.46% 4/20/14	5,280,120	5,223,922
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 3.0088% 12/25/33 (b)(d)(f)	3,328,643	2,839,000
Series 2006-AMC1 Class M7, 3.4188% 9/25/36 (d)(f)	4,445,000	385,066
Series 2007-AMC4 Class M1, 2.8688% 5/25/37 (d)(f)	5,265,000	2,500,875
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	16,249,290	16,350,859
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 2.9275% 6/15/11 (d)	18,000,000	17,957,137
Class B, 3.2175% 6/15/11 (d)	2,280,000	2,139,552
Series 2006-1A:
Class A, 2.8775% 7/15/12 (b)(d)	9,000,000	8,858,830
Class B, 3.0975% 7/15/12 (b)(d)	9,000,000	8,282,140
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)(f)	1,977,581	59,327
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.4588% 5/25/33 (d)(f)	453,553	400,048
Series 2003-BC1 Class M2, 6.3763% 9/25/32 (d)(f)	2,016,427	1,494,172
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-3:
Class 3A4, 2.8488% 8/25/34 (d)(f)	$ 91,760	$ 69,369
Class M1, 3.0988% 6/25/34 (d)(f)	4,450,000	3,499,043
Class M4, 3.5688% 4/25/34 (d)(f)	1,236,520	982,399
Series 2004-4:
Class A, 2.9688% 8/25/34 (d)(f)	380,448	218,874
Class M2, 3.1288% 6/25/34 (d)(f)	4,967,615	3,960,104
Series 2005-1:
Class M1, 3.0188% 8/25/35 (d)(f)	3,525,000	3,019,762
Class MV1, 2.9988% 7/25/35 (d)(f)	7,675,000	6,887,021
Class MV2, 3.0388% 7/25/35 (d)(f)	9,200,000	8,080,023
Series 2005-3 Class MV1, 3.0188% 8/25/35 (d)(f)	17,050,000	14,672,971
Series 2005-AB1 Class A2, 2.8088% 8/25/35 (d)(f)	5,932,559	5,254,948
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	2,142,311	1,984,528
Series 2006-C Class A2, 5.31% 3/15/10 (b)	3,429,173	3,416,249
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.8688% 5/25/36 (b)(d)(f)	8,003,479	6,689,156
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.6588% 10/25/36 (d)(f)	6,786,781	6,497,284
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	4,225,552	4,235,149
Discover Card Master Trust I:
Series 2003-4 Class B1, 3.1475% 5/16/11 (d)	8,155,000	8,001,413
Series 2005-1 Class B, 2.9675% 9/16/10 (d)	12,750,000	12,748,255
Series 2005-3 Class B, 3.0075% 5/15/11 (d)	9,000,000	8,883,209
Series 2006-1 Class B1, 2.9675% 8/16/11 (d)	14,629,000	14,257,413
Series 2006-2 Class B1, 3.2413% 1/17/12 (d)	18,000,000	17,074,692
Series 2007-1 Class B, 2.9175% 8/15/12 (d)	20,000,000	18,537,500
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (b)	50,809	50,682
Series 2006-B Class A2, 5.32% 3/15/10 (b)	6,954,595	6,906,782
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.9001% 5/28/35 (d)	267,638	191,392
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.7738% 8/25/34 (d)(f)	2,000,000	1,585,314
Series 2006-3 Class 2A3, 3.295% 11/25/36 (d)(f)	30,960,000	20,114,340
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 3.4238% 3/25/34 (d)(f)	978,362	898,360
Class M4, 3.9488% 3/25/34 (d)(f)	257,759	193,886
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 2.6388% 9/25/36 (d)(f)	$ 8,588,875	$ 8,181,635
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	4,386,800	4,308,534
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 2.9675% 5/15/10 (d)	14,365,000	14,364,129
Class B, 3.2575% 5/15/10 (d)	8,020,000	8,021,312
Series 2006-3:
Class A, 2.9975% 6/15/11 (d)	7,340,000	7,075,218
Class B, 3.2675% 6/15/11 (d)	12,520,000	12,297,144
Series 2006-4 Class B, 3.3675% 6/15/13 (d)	5,315,000	5,052,439
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	11,681,051	11,744,346
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.2738% 2/25/34 (d)(f)	467,888	343,471
Class M2, 3.0988% 2/25/34 (d)(f)	800,000	629,265
Series 2004-A Class M1, 3.4238% 1/25/34 (d)(f)	9,510,889	7,141,422
Series 2004-B Class M1, 3.1788% 5/25/34 (d)(f)	1,695,000	1,070,711
Series 2005-A:
Class M1, 3.0288% 1/25/35 (d)(f)	1,744,935	1,034,369
Class M2, 3.0588% 1/25/35 (d)(f)	12,075,000	9,050,926
Class M3, 3.0888% 1/25/35 (d)(f)	6,525,000	5,188,087
Class M4, 3.2788% 1/25/35 (d)(f)	2,500,000	1,218,000
Series 2006-A:
Class M4, 2.9988% 5/25/36 (d)(f)	5,315,000	316,987
Class M5, 3.0988% 5/25/36 (d)(f)	2,847,000	149,126
Series 2006-B Class M9, 4.4988% 8/25/36 (d)(f)	2,000,000	243,000
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.41% 9/25/30 (b)(d)	16,200,000	15,450,177
GE Business Loan Trust Series 2003-1 Class A, 3.2475% 4/15/31 (b)(d)	2,766,649	2,296,660
GE Capital Credit Card Master Note Trust:
Series 2005-2 Class B, 3.0175% 6/15/11 (d)	6,475,000	6,475,657
Series 2006-1:
Class B, 2.9275% 9/17/12 (d)	5,535,000	5,215,874
Class C, 3.0575% 9/17/12 (d)	4,305,000	3,799,834
Series 2007-1 Class C, 3.0875% 3/15/13 (d)	32,645,000	27,666,638
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	1,120,537	1,121,567
Gracechurch Card Funding PLC:
Series 11 Class C, 3.0975% 11/15/10 (d)	20,510,000	19,913,364
Asset-Backed Securities - continued
	Principal Amount	Value
Gracechurch Card Funding PLC: - continued
Series 8 Class C, 3.1475% 6/15/10 (d)	$ 18,450,000	$ 18,274,725
Series 9:
Class B, 2.9675% 9/15/10 (d)	3,560,000	3,497,024
Class C, 3.1275% 9/15/10 (d)	13,000,000	12,679,550
GSAMP Trust:
Series 2002-HE Class M1, 4.4106% 11/20/32 (d)(f)	5,005,032	4,561,230
Series 2003-FM1 Class M1, 3.7656% 3/20/33 (d)(f)	9,410,920	7,254,968
Series 2004-AR1 Class M1, 3.2488% 6/25/34 (d)(f)	15,085,000	9,933,835
Series 2004-FM1:
Class M1, 3.5738% 11/25/33 (d)(f)	2,476,297	1,774,327
Class M2, 4.6988% 11/25/33 (d)(f)	738,666	624,033
Series 2004-FM2 Class M1, 3.3488% 1/25/34 (d)(f)	8,175,538	6,144,296
Series 2004-HE1 Class M1, 3.1488% 5/25/34 (d)(f)	3,659,247	2,450,353
Series 2007-HE1 Class M1, 2.8488% 3/25/47 (d)(f)	5,636,000	1,670,060
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 2.9388% 11/25/34 (d)(f)	109,079	69,266
Series 2005-9 Class 2A1, 2.7188% 8/25/35 (d)	1,209,501	1,184,330
Series 2005-HE2 Class M, 3.0288% 3/25/35 (d)(f)	8,690,087	5,516,016
Series 2005-MTR1 Class A1, 2.7388% 10/25/35 (d)	4,827,866	4,570,989
Series 2005-NC1 Class M1, 3.0488% 2/25/35 (d)(f)	8,694,639	5,798,056
Series 2006-FM1 Class M3, 2.9488% 4/25/36 (d)(f)	2,534,000	439,548
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.6788% 5/25/30 (b)(d)	4,539,370	3,404,527
Series 2006-3:
Class B, 2.9988% 9/25/46 (b)(d)	4,250,000	2,762,500
Class C, 3.1488% 9/25/46 (b)(d)	10,500,000	5,250,000
Helios Finance L.P. Series 2007-S1 Class B1, 3.2356% 10/20/14 (b)(d)	24,230,000	20,954,104
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 4.6475% 7/15/40 (b)(d)	4,190,000	3,723,863
Series 2007-2A Class 1C, 4.4875% 7/15/40 (d)	31,910,000	31,271,800
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.4788% 2/25/33 (d)(f)	2,763	1,802
Series 2003-3 Class M1, 3.8888% 8/25/33 (d)(f)	7,884,833	6,076,524
Series 2003-4 Class M1, 3.7988% 10/25/33 (d)(f)	1,940,553	1,315,761
Series 2003-5:
Class A2, 3.2988% 12/25/33 (d)(f)	226,466	166,690
Class M1, 3.6488% 12/25/33 (d)(f)	2,928,891	2,344,538
Series 2003-7 Class A2, 2.9788% 3/25/34 (d)(f)	11,398	7,726
Series 2003-8 Class M1, 3.6788% 4/25/34 (d)(f)	3,389,558	2,375,219
Series 2004-3 Class M2, 3.7988% 8/25/34 (d)(f)	2,855,000	2,112,025
Series 2004-7 Class A3, 2.9888% 1/25/35 (d)(f)	4,215	2,849
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1 Class M1, 3.0288% 5/25/35 (d)(f)	$ 9,705,000	$ 7,082,425
Series 2005-2 Class M1, 3.0488% 7/25/35 (d)(f)	10,085,000	8,690,099
Series 2005-3 Class M1, 3.0088% 8/25/35 (d)(f)	9,450,000	8,699,399
Series 2005-5 Class 2A2, 2.8488% 11/25/35 (d)(f)	5,768,090	5,453,550
Series 2006-1 Class 2A3, 2.8238% 4/25/36 (d)(f)	33,905,000	23,733,500
Series 2006-7:
Class B1, 4.4988% 1/25/37 (d)(f)	3,450,000	128,444
Class M4, 2.9788% 1/25/37 (d)(f)	6,740,000	427,942
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0556% 9/20/33 (d)(f)	2,020,405	1,828,463
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.9575% 6/15/12 (d)	15,473,000	14,493,853
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9956% 1/20/35 (d)(f)	5,858,595	5,196,552
Class M2, 3.0256% 1/20/35 (d)(f)	4,395,673	3,816,699
Series 2005-3:
Class A1, 2.7956% 1/20/35 (d)(f)	2,905,491	2,448,330
Class M1, 2.9556% 1/20/35 (d)(f)	1,699,712	1,512,064
Series 2006-2:
Class M1, 3.0875% 3/20/36 (d)(f)	4,672,989	3,551,472
Class M2, 3.1075% 3/20/36 (d)(f)	7,728,285	5,718,931
Series 2006-3 Class A1V, 2.6156% 3/20/36 (d)(f)	12,476,130	12,248,053
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 2.7888% 1/25/37 (d)(f)	8,515,000	5,943,206
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 3.0688% 6/25/35 (d)(f)	2,850,532	2,371,935
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 2.7288% 11/25/36 (d)(f)	8,550,000	6,328,334
Class MV1, 2.8288% 11/25/36 (d)(f)	6,945,000	2,017,661
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.1875% 12/27/09 (d)	8,499,647	8,463,787
Series 2006-A Class 2A1, 4.8875% 9/27/21 (d)	8,466,283	8,364,756
Lancer Funding Ltd. Series 2006-1A Class A3, 6.3463% 4/6/46 (b)(d)	4,180,042	1,003,210
Long Beach Auto Receivables Trust Series 2006-B Class A2, 5.34% 11/15/09	602,135	602,368
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 3.8288% 6/25/33 (d)(f)	16,009,435	12,951,274
Series 2004-2:
Class M1, 3.1288% 6/25/34 (d)(f)	4,275,000	3,030,614
Class M2, 3.6788% 6/25/34 (d)(f)	3,265,000	2,738,891
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-1 Class 2A2, 2.7388% 2/25/36 (d)(f)	$ 4,129,928	$ 4,084,759
Series 2006-6:
Class M4, 2.9588% 7/25/36 (d)(f)	3,825,000	184,365
Class M7, 3.4988% 7/25/36 (d)(f)	4,000,000	221,277
Series 2006-9:
Class M4, 2.9688% 11/25/36 (d)(f)	4,170,000	312,071
Class M5, 2.9988% 11/25/36 (d)(f)	8,052,000	524,569
Class M7, 3.3988% 11/25/36 (d)(f)	3,796,000	220,929
Luminent Mortgage Trust Series 2006-3 Class 12A1, 2.8088% 5/25/36 (d)	7,415,507	5,250,980
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.8088% 5/25/47 (d)	9,810,000	8,202,617
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 2.8588% 10/25/36 (d)(f)	3,090,000	681,654
Series 2006-NC2 Class M7, 3.3488% 9/25/36 (d)(f)	4,790,000	316,976
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 3.2075% 10/15/10 (d)	3,765,000	3,766,537
Series 2003-B3 Class B3, 3.1925% 1/18/11 (d)	1,130,000	1,110,345
Series 2003-B5 Class B5, 3.1875% 2/15/11 (d)	705,000	689,544
Series 2005-C3 Class C, 3.0875% 3/15/11 (d)	22,170,000	21,570,723
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (d)	7,800,000	7,789,591
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.4238% 7/25/34 (d)(f)	169,367	103,069
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.7688% 2/25/37 (d)	13,165,250	10,532,200
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.2988% 7/25/34 (d)(f)	5,426,000	4,505,311
Series 2003-OPT1 Class M1, 3.2488% 7/25/34 (d)(f)	1,565,000	1,338,088
Series 2006-FM1 Class A2B, 2.7088% 4/25/37 (d)(f)	17,890,000	17,235,906
Series 2006-HE3 Class A2, 2.6888% 6/25/37 (d)(f)	7,500,000	6,919,500
Series 2006-OPT1 Class A1A, 2.8588% 6/25/35 (d)(f)	11,675,227	9,122,917
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.2488% 12/27/32 (d)(f)	378,501	348,865
Series 2003-NC7 Class M1, 3.6488% 6/25/33 (d)(f)	4,256,691	3,481,680
Series 2003-NC8 Class M1, 3.6488% 9/25/33 (d)(f)	3,049,800	2,737,917
Series 2004-HE6 Class A2, 2.9388% 8/25/34 (d)(f)	394,533	257,349
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 3.1488% 12/25/33 (d)(f)	$ 7,084,790	$ 4,728,945
Series 2005-1 Class M2, 3.0688% 12/25/34 (d)(f)	4,425,000	3,169,872
Series 2005-HE1:
Class M1, 3.0488% 12/25/34 (d)(f)	1,100,000	677,240
Class M2, 3.0688% 12/25/34 (d)(f)	2,970,000	2,053,920
Series 2005-HE2:
Class M1, 2.9988% 1/25/35 (d)(f)	2,665,000	1,785,954
Class M2, 3.0388% 1/25/35 (d)(f)	1,900,000	1,357,209
Series 2005-NC1:
Class M1, 3.0388% 1/25/35 (d)(f)	2,425,000	1,620,023
Class M2, 3.0688% 1/25/35 (d)(f)	2,425,000	1,732,030
Class M3, 3.1088% 1/25/35 (d)(f)	2,425,000	1,827,965
Series 2005-NC2 Class B1, 3.7688% 3/25/35 (d)(f)	3,000,000	676,380
Series 2006-HE3:
Class B1, 3.4988% 4/25/36 (d)(f)	2,900,000	275,500
Class B3, 4.4988% 4/25/36 (d)(f)	6,450,000	483,750
Series 2006-NC4:
Class M4, 2.9488% 6/25/36 (d)(f)	2,000,000	160,000
Class M6, 3.0488% 6/25/36 (d)(f)	1,000,000	87,500
Series 2007-HE2 Class A2A, 2.6388% 1/25/37 (d)(f)	1,436,961	1,380,605
Series 2007-HE4 Class A2A, 2.7088% 2/25/37 (d)(f)	1,268,309	1,219,757
Series 2007-NC3 Class A2A, 2.6588% 5/25/37 (d)(f)	607,280	587,258
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.0988% 1/25/32 (d)(f)	933,712	797,247
Series 2002-AM3 Class A3, 3.5788% 2/25/33 (d)(f)	705,709	544,499
Series 2002-HE2 Class M1, 4.0988% 8/25/32 (d)(f)	5,360,077	4,664,841
Series 2002-NC1 Class M1, 3.7988% 2/25/32 (b)(d)(f)	4,314,330	3,748,529
Series 2002-NC3:
Class A3, 3.2788% 8/25/32 (d)(f)	237,036	162,649
Class M1, 3.6788% 8/25/32 (d)(f)	401,660	304,767
Series 2003-NC1 Class M1, 4.1738% 11/25/32 (d)(f)	3,226,540	2,748,749
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 3.0088% 4/25/36 (d)(f)	2,000,000	225,000
Series 2007-2 Class A1, 2.6988% 4/25/37 (d)(f)	819,327	789,371
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 2.6288% 9/25/19 (d)	20,975,345	20,404,853
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2006-4 Class A1, 2.6288% 3/25/25 (d)	$ 13,217,334	$ 12,531,334
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 2.7088% 2/25/13 (d)	18,350,000	17,215,970
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 3.6788% 1/25/34 (d)(f)	8,364,478	6,169,616
Series 2005-1:
Class M1, 3.0488% 3/25/35 (d)(f)	4,395,000	2,674,902
Class M2, 3.0788% 3/25/35 (d)(f)	4,395,000	3,090,195
Class M3, 3.1188% 3/25/35 (d)(f)	2,120,000	1,596,572
Series 2005-4 Class M2, 3.1088% 9/25/35 (d)(f)	9,815,000	6,867,860
Series 2005-D Class M2, 3.0688% 2/25/36 (d)(f)	2,045,000	1,557,212
Nissan Auto Lease Trust Series 2005-A Class A4, 2.8675% 8/15/11 (d)	9,613,973	9,606,767
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36 (f)	3,175,147	3,156,791
Series 2006-HE2 Class A2, 2.7188% 3/25/36 (d)(f)	7,500,000	6,951,000
Series 2006-HE3:
Class M7, 3.3988% 7/25/36 (d)(f)	4,553,000	408,961
Class M8, 3.5488% 7/25/36 (d)(f)	3,193,000	216,195
Class M9, 4.4488% 7/25/36 (d)(f)	4,611,000	287,105
NovaStar Mortgage Funding Trust Series 2006-2 Class A2A, 2.6488% 6/25/36 (d)(f)	117,296	117,022
Ocala Funding LLC:
Series 2005-1A Class A, 4.0356% 3/20/10 (b)(d)	3,675,000	2,940,000
Series 2006-1A Class A, 3.9356% 3/20/11 (b)(d)	8,090,000	6,067,500
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.2488% 11/25/34 (d)(f)	2,365,000	2,015,685
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 2.6788% 1/25/37 (d)(f)	1,359,575	1,347,679
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.2788% 9/25/34 (d)(f)	1,755,000	1,499,576
Class M3, 3.8488% 9/25/34 (d)(f)	3,355,000	2,355,172
Class M4, 4.0488% 9/25/34 (d)(f)	4,700,000	1,645,000
Series 2004-WCW2 Class M3, 3.1488% 7/25/35 (d)(f)	2,755,000	2,329,991
Series 2004-WHQ2 Class M1, 3.1888% 2/25/35 (d)(f)	8,000,000	5,549,276
Series 2004-WWF1:
Class M2, 3.2788% 2/25/35 (d)(f)	11,060,000	7,627,209
Class M3, 3.3388% 2/25/35 (d)(f)	1,370,000	1,060,715
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 3.1188% 1/25/35 (d)(f)	$ 4,175,000	$ 3,059,492
Class M3, 3.1588% 1/25/35 (d)(f)	3,290,000	2,624,391
Class M4, 3.4288% 1/25/35 (d)(f)	10,150,000	7,698,450
Class M5, 3.4788% 1/25/35 (d)(f)	7,095,000	4,696,573
Series 2005-WHQ2:
Class M7, 3.8488% 5/25/35 (d)(f)	12,030,000	4,571,400
Class M9, 4.4788% 5/25/35 (d)(f)	3,475,000	453,140
PASA Funding Ltd. Series 2007-1A Class X, 5.6431% 4/7/17 (b)(d)	12,817,278	6,408,639
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 2.9588% 9/25/36 (d)(f)	10,020,000	458,114
Class M5, 2.9888% 9/25/36 (d)(f)	4,995,000	272,891
Providian Master Note Trust:
Series 2005-2 Class C2, 3.3175% 11/15/12 (b)(d)	21,450,000	19,599,294
Series 2006-C1A Class C1, 3.3675% 3/16/15 (b)(d)	24,985,000	17,601,933
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.3988% 4/25/33 (d)(f)	35,133	25,277
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	10,769,205	10,685,421
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.3938% 3/25/35 (d)(f)	13,000,000	9,478,959
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.1188% 2/25/34 (d)(f)	2,878,804	1,912,991
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6856% 3/20/19 (b)(d)	11,176,422	9,388,194
SLC Student Loan Trust Series 2007-1 Class C, 3.215% 8/15/35 (d)	7,031,959	6,908,899
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.75% 6/15/33 (d)	8,751,000	8,847,256
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.9975% 8/15/11 (b)(d)	10,755,000	9,452,570
Class C, 3.1975% 8/15/11 (b)(d)	4,905,000	4,058,888
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.1988% 8/25/34 (d)(f)	2,476,096	2,271,588
Series 2003-BC4 Class M1, 3.1988% 11/25/34 (d)(f)	1,810,000	1,261,630
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 3.2988% 8/25/33 (d)(f)	9,005,000	7,818,020
Series 2004-8 Class M5, 3.7488% 9/25/34 (d)(f)	2,395,000	2,134,632
Series 2005-1 Class M4, 3.3588% 2/25/35 (b)(d)(f)	3,990,000	2,505,204
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.9588% 2/25/34 (d)(f)	$ 918,801	$ 681,636
Series 2005-5N Class 3A1A, 2.8988% 11/25/35 (d)	8,015,318	5,953,748
Series 2006-BC3 Class M7, 3.3988% 10/25/36 (d)(f)	10,000,000	617,958
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.9175% 9/15/11 (d)	33,435,000	32,414,925
Class B, 3.0975% 9/15/11 (d)	27,050,000	24,064,654
Series 2007-AE1:
Class A, 2.9175% 1/15/12 (d)	6,730,000	6,360,612
Class B, 3.1175% 1/15/12 (d)	5,605,000	4,909,980
Class C, 3.4175% 1/15/12 (d)	6,965,000	5,640,257
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 2.9975% 6/15/10 (d)	18,990,000	18,930,126
Class B, 3.2975% 6/15/10 (d)	8,785,000	8,754,706
Class C, 4.0175% 6/15/10 (d)	20,700,000	20,633,501
Swift Master Auto Receivables Trust Series 2007-1 Class A, 2.9175% 6/15/12 (d)	19,765,000	17,464,354
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.0288% 9/25/34 (d)(f)	198,204	142,548
Series 2003-6HE Class A1, 3.0688% 11/25/33 (d)(f)	250,816	190,734
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 3.1475% 5/16/11 (b)(d)	17,300,000	16,280,926
Series 2006-2:
Class B, 3.2713% 10/17/11 (d)	23,555,000	21,917,928
Class C, 3.4713% 10/17/11 (d)	22,130,000	19,432,906
Series 2007-1 Class C, 3.1875% 6/15/12 (d)	25,235,000	21,520,408
UPFC Auto Receivables Trust Series 2007-A Class A2, 5.46% 6/15/10	12,878,043	12,762,642
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.6175% 6/15/20 (d)	13,927,722	11,142,177
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)(f)	5,214,761	52,148
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 2.9788% 10/25/36 (d)(f)	3,542,000	240,891
Class M7, 3.3988% 10/25/36 (d)(f)	2,564,000	169,874
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.8475% 9/16/13 (b)(d)	34,760,000	33,109,946
Series 2006-C2A Class C2, 3.3175% 8/15/15 (b)(d)	48,150,000	32,323,095
Series 2006-C3A Class C3A, 3.1975% 10/15/13 (b)(d)	33,700,000	28,286,938
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust: - continued
Series 2007-C1 Class C1, 3.2175% 5/15/14 (b)(d)	$ 29,325,000	$ 23,026,283
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)(f)	44,512	0
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	676,700	666,232
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (b)(d)	17,641,508	12,349,055
World Omni Auto Receivables Trust Series 2007-B Class A2B, 3.1375% 2/16/10 (d)	3,525,000	3,520,088
TOTAL ASSET-BACKED SECURITIES (Cost $2,535,144,826)		1,965,801,493
Collateralized Mortgage Obligations - 13.3%

Private Sponsor - 13.3%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 2.7888% 5/25/46 (c)(d)	7,045,225	5,424,824
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 2.8888% 3/25/35 (c)(d)	7,529,631	5,647,223
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.46% 2/17/52 (b)(c)(d)	4,605,000	4,101,918
Series 2006-2A:
Class 2B, 5.025% 2/17/52 (b)(d)	16,205,000	14,827,575
Class 2C, 5.285% 2/17/52 (b)(d)	19,805,000	17,502,669
Class 2M, 5.105% 2/17/52 (b)(d)	11,020,000	10,097,075
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 4.8069% 4/12/56 (b)(d)	11,365,000	9,272,704
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.0915% 12/25/33 (d)	613,146	598,982
Series 2004-B Class 1A1, 6.3023% 3/25/34 (d)	924,728	904,014
Series 2004-C Class 1A1, 5.8928% 4/25/34 (d)	1,632,198	1,585,027
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0859% 8/25/35 (d)	9,171,506	7,139,101
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.8788% 1/25/35 (d)	26,596,225	18,280,902
Series 2005-2 Class 1A1, 2.8488% 3/25/35 (d)	4,762,986	3,400,443
Series 2005-5 Class 1A1, 2.8188% 7/25/35 (d)	6,199,746	4,369,067
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.9988% 5/25/33 (d)	1,054,239	1,043,461
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.9988% 1/25/34 (d)	$ 662,109	$ 625,930
Series 2004-2 Class 7A3, 2.9988% 2/25/35 (d)	1,220,302	1,012,293
Series 2004-4 Class 5A2, 2.9988% 3/25/35 (d)	401,371	373,174
Series 2005-1 Class 5A2, 2.9288% 5/25/35 (d)	5,013,142	3,969,964
Series 2005-10:
Class 5A1, 2.8588% 1/25/36 (d)	6,335,923	4,671,369
Class 5A2, 2.9188% 1/25/36 (d)	2,851,165	1,964,059
Series 2005-2:
Class 6A2, 2.8788% 6/25/35 (d)	1,346,646	1,038,615
Class 6M2, 3.0788% 6/25/35 (c)(d)	10,145,000	4,362,350
Series 2005-3 Class 8A2, 2.8388% 7/25/35 (d)	5,065,457	3,730,008
Series 2005-4 Class 7A2, 2.8288% 8/25/35 (d)	1,592,916	1,233,116
Series 2005-8 Class 7A2, 2.8788% 11/25/35 (d)	3,791,356	2,496,117
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.9988% 3/25/34 (d)	63,289	60,665
Series 2004-AR3 Class 6A2, 3.3388% 4/25/34 (d)	242,475	225,902
Series 2004-AR4 Class 5A2, 3.3388% 5/25/34 (d)	239,786	228,279
Series 2004-AR5 Class 11A2, 3.3388% 6/25/34 (d)	318,916	306,430
Series 2004-AR6 Class 9A2, 3.3388% 10/25/34 (d)	1,471,007	1,427,694
Series 2004-AR7 Class 6A2, 2.9788% 8/25/34 (d)	593,413	554,311
Series 2004-AR8 Class 8A2, 2.9788% 9/25/34 (d)	346,313	313,623
CWALT, Inc. floater Series 2005-56 Class 3A1, 2.8888% 11/25/35 (d)	2,229,275	1,769,854
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.7588% 3/25/37 (c)(d)	23,625,000	15,600,988
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 2.6588% 9/19/36 (d)	7,223,316	6,633,255
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	17,833,670	17,429,626
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 3.3488% 10/25/36 (d)(f)	11,342,000	837,910
Class M8, 3.5488% 10/25/36 (d)(f)	4,935,000	343,565
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (d)	430,961	390,060
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.805% 10/18/31 (b)(d)	2,807,280	2,795,875
Class B1, 4.0413% 10/18/54 (b)(d)	8,520,000	8,392,200
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A: - continued
Class B2, 4.1113% 10/18/54 (b)(d)	$ 19,660,000	$ 16,729,431
Class C2, 4.4213% 10/18/54 (b)(d)	6,590,000	4,833,765
Class M1, 4.1213% 10/18/54 (b)(d)	4,915,000	4,822,844
Class M2, 4.2013% 10/18/54 (b)(d)	11,300,000	9,492,000
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.15% 11/20/56 (b)(d)	16,865,000	12,827,013
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 4.5125% 10/11/41 (b)(d)	18,127,237	17,347,766
Class CB, 4.7225% 10/11/41 (b)(d)	2,100,000	1,791,909
Class DB, 4.9125% 10/11/41 (b)(d)	21,420,000	16,988,845
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.6419% 12/20/54 (d)	63,226,115	57,573,704
Series 2005-2 Class C1, 3.14% 12/20/54 (d)	20,975,000	20,194,730
Series 2005-4 Class A3, 3.19% 12/20/54 (d)	14,174,831	14,033,083
Series 2006-1A:
Class A5, 3.2% 12/20/54 (b)(d)	7,766,986	7,486,908
Class C2, 3.3% 12/20/54 (b)(d)	55,570,000	27,773,886
Series 2006-2 Class C1, 4.3638% 12/20/54 (d)	36,815,000	20,303,473
Series 2006-3 Class C2, 4.4263% 12/20/54 (d)	7,730,000	4,246,862
Series 2006-4:
Class B1, 2.6319% 12/20/54 (d)	20,680,000	18,405,200
Class C1, 2.9219% 12/20/54 (d)	12,645,000	9,989,550
Class M1, 2.7119% 12/20/54 (d)	5,445,000	4,737,150
Series 2007-1:
Class 1C1, 2.8419% 12/20/54 (d)	12,775,000	11,497,500
Class 1M1, 2.6919% 12/20/54 (d)	8,310,000	7,223,883
Class 2B1, 2.6619% 12/20/54 (d)	8,860,000	7,018,892
Class 2C1, 2.9719% 12/20/54 (d)	5,830,000	3,489,255
Class 2M1, 2.7919% 12/20/54 (d)	10,670,000	7,963,021
Series 2007-2 Class 2C1, 4.4275% 12/17/54 (d)	14,785,000	8,495,461
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 5.3438% 1/20/43 (d)	9,785,000	9,759,089
Series 2003-3 Class 1C, 5.3438% 1/20/44 (d)	3,500,109	2,878,139
Series 2004-3 Class 2A1, 2.6819% 9/20/44 (d)	6,701,945	6,421,381
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 2.7788% 5/19/35 (d)	3,495,322	2,749,197
Holmes Financing No. 10 PLC floater Series 10A Class 2C, 4.6075% 7/15/40 (b)(d)	9,322,727	9,257,748
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 2.7288% 4/25/37 (d)(f)	15,433,343	14,228,152
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.0488% 10/25/34 (d)	$ 1,185,062	$ 1,050,607
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.9688% 3/25/35 (d)	2,074,494	1,555,870
Series 2005-1:
Class M1, 3.0588% 4/25/35 (d)	1,477,217	833,911
Class M2, 3.0988% 4/25/35 (d)	2,580,299	1,464,936
Class M3, 3.1288% 4/25/35 (d)	421,074	188,050
Class M4, 3.3488% 4/25/35 (d)	248,504	64,611
Class M5, 3.3688% 4/25/35 (d)	248,504	59,641
Class M6, 3.4188% 4/25/35 (d)	397,602	87,472
Series 2005-3 Class A1, 2.8388% 8/25/35 (d)	4,978,508	3,496,861
Series 2005-4 Class 1B1, 5.085% 5/25/35 (d)	1,569,933	235,245
Series 2005-6 Class 1M3, 3.2088% 10/25/35 (d)	1,385,983	623,692
Series 2005-7:
Class M1, 3.0788% 11/25/35 (d)	928,732	250,206
Class M2, 3.1188% 11/25/35 (d)	697,207	157,912
Class M3, 3.2188% 11/25/35 (d)	3,480,772	905,001
Class M4, 3.2588% 11/25/35 (d)	1,667,508	400,202
Kildare Securities Ltd. floater Series 2007-1 Class A2, 3.05% 12/10/43 (b)(d)	14,660,000	14,211,807
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.9963% 9/26/45 (b)(d)	4,359,370	4,204,144
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.8688% 3/25/35 (d)	740,942	538,817
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 2.8988% 5/25/37 (d)(f)	4,860,000	1,157,992
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.9875% 6/15/22 (b)(d)	1,350,000	1,265,677
Class C, 3.0075% 6/15/22 (b)(d)	8,760,000	7,848,986
Class D, 3.0175% 6/15/22 (b)(d)	3,370,000	3,020,517
Class E, 3.0275% 6/15/22 (b)(d)	5,390,000	4,832,611
Class F, 3.0575% 6/15/22 (b)(d)	9,720,000	8,745,585
Class G, 3.1275% 6/15/22 (b)(d)	2,020,000	1,752,477
Class H, 3.1475% 6/15/22 (b)(d)	4,045,000	3,441,700
Class J, 3.1875% 6/15/22 (b)(d)	4,720,000	3,931,805
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.9888% 3/25/28 (d)	1,771,337	1,586,717
Series 2003-B Class A1, 2.9388% 4/25/28 (d)	1,893,357	1,688,952
Series 2003-D Class A, 2.9088% 8/25/28 (d)	1,669,263	1,633,319
Series 2003-E Class A2, 3.4006% 10/25/28 (d)	2,987,266	2,862,356
Series 2003-F Class A2, 5.7613% 10/25/28 (d)	2,589,747	2,412,788
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater: - continued
Series 2004-A Class A2, 2.7475% 4/25/29 (d)	$ 2,439,398	$ 2,230,696
Series 2004-B Class A2, 5.125% 6/25/29 (d)	2,222,762	2,074,607
Series 2004-C Class A2, 5.155% 7/25/29 (d)	2,321,961	2,205,290
Series 2004-D Class A2, 2.8575% 9/25/29 (d)	1,937,583	1,811,303
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (d)	4,657,587	4,155,299
Class A2D, 3.0475% 11/25/29 (d)	422,189	379,766
Series 2004-G Class A2, 5.0275% 11/25/29 (d)	2,023,928	1,846,148
Series 2005-A Class A2, 3.3206% 2/25/30 (d)	2,189,595	2,127,577
Series 2005-B Class A2, 5.085% 7/25/30 (d)	6,077,960	5,652,502
Series 2006-MLN1 Class M4, 2.9588% 7/25/37 (d)(f)	9,575,000	475,692
MortgageIT Trust floater:
Series 2004-2:
Class A1, 2.9688% 12/25/34 (d)	2,289,898	2,120,007
Class A2, 3.0488% 12/25/34 (d)	3,097,854	2,907,134
Series 2005-2 Class 1A1, 2.8588% 5/25/35 (d)	2,576,112	2,240,915
Nomura Home Equity Loan Trust floater Series 2006-FM2 Class M7, 3.3988% 7/25/36 (d)(f)	5,710,000	473,776
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.8888% 7/25/35 (d)	25,665,889	18,192,847
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.8988% 3/25/37 (d)(f)	16,810,000	4,892,046
Permanent Financing No. 8 PLC floater:
Class 2C, 3.39% 6/10/42 (d)	25,555,000	25,301,188
Class 3C, 3.51% 6/10/42 (d)	14,115,000	12,458,435
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 4.66% 7/17/42 (d)	25,200,000	22,400,280
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 5.4081% 7/10/35 (b)(d)	10,733,256	10,357,592
Series 2003-CB1 Class B3, 4.5081% 6/10/35 (b)(d)	10,199,551	9,060,594
Series 2004-A:
Class B4, 4.2581% 2/10/36 (b)(d)	5,617,342	5,502,723
Class B5, 4.7581% 2/10/36 (b)(d)	3,744,895	3,260,400
Series 2004-B:
Class B4, 4.1581% 2/10/36 (b)(d)	2,437,159	1,922,039
Class B5, 4.6081% 2/10/36 (b)(d)	1,781,001	1,364,483
Class B6, 5.0581% 2/10/36 (b)(d)	562,421	419,606
Series 2004-C:
Class B4, 4.0081% 9/10/36 (b)(d)	3,127,535	2,409,788
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B5, 4.4081% 9/10/36 (b)(d)	$ 3,506,630	$ 2,611,572
Class B6, 4.8081% 9/10/36 (b)(d)	663,417	478,881
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.6988% 9/25/46 (d)	14,342,690	12,621,568
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,100,197	2,035,471
Series 2005-AR5 Class 1A1, 4.7811% 9/19/35 (d)	2,617,553	2,552,899
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.0488% 6/25/33 (b)(d)(f)	3,042,506	2,205,342
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.6988% 2/25/36 (b)(d)(f)	2,387,071	2,355,740
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.6488% 5/25/36 (d)(f)	735,468	729,147
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (d)	3,572,201	3,332,005
Series 2004-1 Class A, 4.1113% 2/20/34 (d)	1,253,603	1,174,970
Series 2004-10 Class A4, 4.0938% 11/20/34 (d)	1,731,268	1,675,385
Series 2004-12 Class 1A2, 5.115% 1/20/35 (d)	5,970,309	5,373,278
Series 2004-3 Class A, 4.0613% 5/20/34 (d)	1,809,584	1,773,741
Series 2004-4 Class A, 4.0713% 5/20/34 (d)	6,805,017	6,124,515
Series 2004-5 Class A3, 2.6625% 6/20/34 (d)	2,627,158	2,612,602
Series 2004-6:
Class A3A, 5.1225% 6/20/35 (d)	1,956,050	1,846,309
Class A3B, 4.2513% 7/20/34 (d)	160,157	149,688
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (d)	2,154,581	1,997,184
Class A3B, 4.3613% 7/20/34 (d)	265,472	245,183
Series 2004-8 Class A2, 3.35% 9/20/34 (d)	5,082,899	5,037,073
Series 2005-1 Class A2, 4.0613% 2/20/35 (d)	3,610,214	3,183,318
Series 2005-2 Class A2, 3.23% 3/20/35 (d)	4,801,889	3,441,653
Series 2005-3 Class A1, 2.7356% 5/20/35 (d)	2,088,049	2,055,358
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 3.3988% 9/25/36 (d)(f)	3,090,000	214,075
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 2.9088% 7/25/35 (d)	14,325,586	10,744,190
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.9988% 9/25/33 (b)(d)	779,995	694,124
Series 2007-GEL1 Class A2, 2.7888% 1/25/37 (b)(d)(f)	9,000,000	6,028,596
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater: - continued
Series 2007-MLN1 Class M1, 2.9488% 1/25/37 (b)(d)(f)	$ 6,730,000	$ 1,255,818
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.7988% 9/25/36 (d)	21,260,000	13,181,200
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.8388% 10/25/35 (d)	8,542,122	8,336,910
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1675% 10/20/35 (d)	1,720,000	1,505,516
WaMu Mortgage pass-thru certificates floater:
Series 2005-AR6 Class 2A-1A, 2.8288% 4/25/45 (d)	1,688,236	1,304,234
Series 2006-AR11 Class C1B1, 2.6788% 9/25/46 (d)	2,864,543	2,839,727
Series 2006-AR7 Class C1B1, 2.6588% 7/25/46 (d)	1,594,298	1,567,156
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,142,022,691)		885,579,682
Commercial Mortgage Securities - 8.2%

Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 3.2875% 3/15/22 (b)(d)	4,035,000	3,338,963
Class G, 3.3475% 3/15/22 (b)(d)	2,615,000	2,127,956
Series 2006-BIX1:
Class F, 3.1275% 10/15/19 (b)(d)	10,705,000	8,617,525
Class G, 3.1475% 10/15/19 (b)(d)	7,300,000	6,266,458
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 3.1788% 12/25/33 (b)(d)	5,384,559	5,087,597
Class M1, 3.4488% 12/25/33 (b)(d)	876,250	788,118
Series 2004-1:
Class A, 2.9588% 4/25/34 (b)(d)	10,944,487	9,879,369
Class B, 4.4988% 4/25/34 (b)(d)	1,204,898	851,501
Class M1, 3.1588% 4/25/34 (b)(d)	1,004,081	853,248
Class M2, 3.7988% 4/25/34 (b)(d)	903,673	717,462
Series 2004-2:
Class A, 3.0288% 8/25/34 (b)(d)	10,699,537	9,644,135
Class M1, 3.1788% 8/25/34 (b)(d)	1,929,583	1,631,308
Series 2004-3:
Class A1, 2.9688% 1/25/35 (b)(d)	17,204,364	15,429,407
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A2, 3.0188% 1/25/35 (b)(d)	$ 2,433,564	$ 2,124,112
Class M1, 3.0988% 1/25/35 (b)(d)	2,911,171	2,442,676
Class M2, 3.5988% 1/25/35 (b)(d)	1,882,411	1,462,483
Series 2005-2A:
Class A1, 2.9088% 8/25/35 (b)(d)	12,104,600	11,279,023
Class M1, 3.0288% 8/25/35 (b)(d)	828,427	597,213
Class M2, 3.0788% 8/25/35 (b)(d)	1,363,719	1,090,975
Class M3, 3.0988% 8/25/35 (b)(d)	755,144	529,809
Class M4, 3.2088% 8/25/35 (b)(d)	694,605	463,301
Series 2005-3A:
Class A1, 2.9188% 11/25/35 (b)(d)	6,140,218	5,096,381
Class A2, 2.9988% 11/25/35 (b)(d)	4,206,265	3,542,306
Class M1, 3.0388% 11/25/35 (b)(d)	597,104	426,989
Class M2, 3.0888% 11/25/35 (b)(d)	839,263	581,441
Class M3, 3.1088% 11/25/35 (b)(d)	749,697	499,598
Class M4, 3.1988% 11/25/35 (b)(d)	935,463	615,254
Series 2005-4A:
Class A2, 2.9888% 1/25/36 (b)(d)	15,438,052	12,470,241
Class B1, 3.9988% 1/25/36 (b)(d)	1,250,782	713,921
Class M1, 3.0488% 1/25/36 (b)(d)	4,946,172	3,763,740
Class M2, 3.0688% 1/25/36 (b)(d)	1,498,840	1,096,686
Class M3, 3.0988% 1/25/36 (b)(d)	2,148,587	1,514,367
Class M4, 3.2088% 1/25/36 (b)(d)	1,124,130	753,291
Class M5, 3.2488% 1/25/36 (b)(d)	1,124,130	728,088
Class M6, 3.2988% 1/25/36 (b)(d)	1,199,072	739,048
Series 2006-1:
Class A2, 2.9588% 4/25/36 (b)(d)	2,472,836	1,898,911
Class M1, 2.9788% 4/25/36 (b)(d)	755,589	526,041
Class M2, 2.9988% 4/25/36 (b)(d)	798,329	544,221
Class M3, 3.0188% 4/25/36 (b)(d)	686,899	453,971
Class M4, 3.1188% 4/25/36 (b)(d)	389,243	241,564
Class M5, 3.1588% 4/25/36 (b)(d)	377,794	230,606
Class M6, 3.2388% 4/25/36 (b)(d)	831,911	524,104
Series 2006-2A:
Class A1, 2.8288% 7/25/36 (b)(d)	22,842,344	18,730,722
Class A2, 2.8788% 7/25/36 (b)(d)	1,902,227	1,529,746
Class B1, 3.4688% 7/25/36 (b)(d)	683,552	383,678
Class B3, 5.2988% 7/25/36 (b)(d)	1,140,555	614,531
Class M1, 2.9088% 7/25/36 (b)(d)	1,995,971	1,386,202
Class M2, 2.9288% 7/25/36 (b)(d)	1,406,163	951,129
Class M3, 2.9488% 7/25/36 (b)(d)	1,101,495	722,360
Class M4, 3.0188% 7/25/36 (b)(d)	742,142	477,865
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M5, 3.0688% 7/25/36 (b)(d)	$ 914,006	$ 572,625
Class M6, 3.1388% 7/25/36 (b)(d)	1,445,224	867,857
Series 2006-3A:
Class B1, 3.3988% 10/25/36 (b)(d)	1,257,462	685,241
Class B2, 3.9488% 10/25/36 (b)(d)	821,200	446,807
Class B3, 5.1988% 10/25/36 (b)(d)	1,471,316	804,530
Class M4, 3.0288% 10/25/36 (b)(d)	1,257,462	826,857
Class M5, 3.0788% 10/25/36 (b)(d)	1,597,062	1,014,566
Class M6, 3.1588% 10/25/36 (b)(d)	3,122,270	1,887,756
Series 2006-4A:
Class A1, 2.8288% 12/25/36 (b)(d)	12,912,944	11,480,794
Class A2, 2.8688% 12/25/36 (b)(d)	28,799,882	25,662,308
Class B1, 3.2988% 12/25/36 (b)(d)	948,601	569,161
Class B2, 3.8488% 12/25/36 (b)(d)	888,780	521,845
Class B3, 5.0488% 12/25/36 (b)(d)	1,645,097	904,803
Class M1, 2.8888% 12/25/36 (b)(d)	2,080,941	1,611,146
Class M2, 2.9088% 12/25/36 (b)(d)	1,320,351	898,103
Class M3, 2.9388% 12/25/36 (b)(d)	1,337,443	883,648
Class M4, 2.9988% 12/25/36 (b)(d)	1,602,367	1,032,886
Class M5, 3.0388% 12/25/36 (b)(d)	1,469,905	909,136
Class M6, 3.1188% 12/25/36 (b)(d)	1,320,351	911,634
Series 2007-1:
Class A2, 2.8688% 3/25/37 (b)(d)	5,170,324	4,150,136
Class B1, 3.2688% 3/25/37 (b)(d)	1,650,290	912,990
Class B2, 3.7488% 3/25/37 (b)(d)	1,193,827	657,428
Class B3, 5.9488% 3/25/37 (b)(d)	3,410,307	1,976,068
Class M1, 2.8688% 3/25/37 (b)(d)	1,391,335	1,049,331
Class M2, 2.8888% 3/25/37 (b)(d)	1,044,598	757,888
Class M3, 2.9188% 3/27/37 (b)(d)	926,094	647,571
Class M4, 2.9688% 3/25/37 (b)(d)	697,862	462,906
Class M5, 3.0188% 3/25/37 (b)(d)	1,158,714	743,790
Class M6, 3.0988% 3/25/37 (b)(d)	1,623,956	994,640
Series 2007-2A:
Class A1, 2.8688% 7/25/37 (b)(d)	4,611,089	3,834,637
Class A2, 2.9188% 7/25/37 (b)(d)	4,317,871	3,441,442
Class B1, 4.1988% 7/25/37 (b)(d)	1,276,917	749,435
Class B2, 4.8488% 7/25/37 (b)(d)	1,106,661	631,649
Class B3, 5.9488% 7/25/37 (b)(d)	1,243,812	707,580
Class M1, 2.9688% 7/25/37 (b)(d)	1,451,902	1,087,570
Class M2, 3.0088% 7/25/37 (b)(d)	737,774	531,445
Class M3, 3.0888% 7/25/37 (b)(d)	747,233	519,490
Class M4, 3.2488% 7/25/37 (b)(d)	1,589,052	1,052,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M5, 3.3488% 7/25/37 (b)(d)	$ 1,404,609	$ 901,688
Class M6, 3.5988% 7/25/37 (b)(d)	1,782,954	1,100,618
Series 2007-3:
Class A2, 2.8888% 7/25/37 (b)(d)	8,258,699	6,630,752
Class B1, 3.5488% 7/25/37 (b)(d)	1,260,328	806,610
Class B2, 4.1988% 7/25/37 (b)(d)	3,283,953	2,003,212
Class B3, 6.5988% 7/25/37 (b)(d)	1,677,479	889,064
Class M1, 2.9088% 7/25/37 (b)(d)	1,087,255	726,721
Class M2, 2.9388% 7/25/37 (b)(d)	1,162,697	749,474
Class M3, 2.9688% 7/25/37 (b)(d)	1,903,805	1,332,664
Class M4, 3.0988% 7/25/37 (b)(d)	2,991,060	2,033,921
Class M5, 3.1988% 7/25/37 (b)(d)	1,499,968	902,081
Class M6, 3.3988% 7/25/37 (b)(d)	1,140,508	656,248
Series 2007-4A:
Class B1, 5.1488% 9/25/37 (b)(d)	1,588,166	942,862
Class B2, 6.0488% 9/25/37 (b)(d)	5,983,862	3,603,781
Class M1, 3.5488% 9/25/37 (b)(d)	1,477,139	1,137,427
Class M2, 3.6488% 9/25/37 (b)(d)	1,477,139	1,096,879
Class M4, 4.1988% 9/25/37 (b)(d)	3,910,074	2,710,933
Class M5, 4.3488% 9/25/37 (b)(d)	3,910,074	2,633,513
Class M6, 4.5488% 9/25/37 (b)(d)	3,915,867	2,527,379
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class G, 3.2575% 3/15/19 (b)(d)	5,540,000	4,487,400
Class H, 3.4675% 3/15/19 (b)(d)	3,727,000	3,189,771
Class J, 3.6675% 3/15/19 (b)(d)	2,800,000	2,379,968
Series 2007-BBA8:
Class D, 3.0675% 3/15/22 (b)(d)	2,770,000	2,354,500
Class E, 3.1175% 3/15/22 (b)(d)	14,385,000	12,083,400
Class F, 3.1675% 5/15/22 (b)(d)	8,820,000	7,232,400
Class G, 3.2175% 3/15/22 (b)(d)	2,268,750	1,815,000
Class H, 3.3675% 3/15/22 (b)(d)	2,770,000	2,174,450
Class J, 3.5175% 3/15/22 (b)(d)	2,770,000	2,160,600
Class X-1M, 1.12% 3/15/22 (b)(e)	168,512,887	763,582
Citigroup Commercial Mortgage Trust floater Series 2006-FL2:
Class G, 3.1475% 11/15/36 (b)(d)	3,055,000	2,359,988
Class H, 3.1875% 11/15/36 (b)(d)	2,445,000	1,847,599
COMM pass-thru certificates floater:
Series 2005-F10A:
Class D, 3.1275% 4/15/17 (b)(d)	6,190,000	5,747,484
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates floater: - continued
Series 2005-F10A:
Class E, 3.1875% 4/15/17 (b)(d)	$ 1,821,000	$ 1,674,983
Class F, 3.2275% 4/15/17 (b)(d)	1,035,000	942,497
Class G, 3.3675% 4/15/17 (b)(d)	1,035,000	942,616
Class H, 3.4375% 4/15/17 (b)(d)	1,035,000	933,742
Class J, 3.6675% 4/15/17 (b)(d)	855,000	746,103
Series 2005-FL11:
Class F, 3.2675% 11/15/17 (b)(d)	2,649,588	2,374,581
Class G, 3.3175% 11/15/17 (b)(d)	1,720,606	1,519,371
Series 2007-FL14:
Class F, 3.3175% 6/15/22 (b)(d)	24,189,343	17,839,640
Class G, 3.3675% 6/15/22 (b)(d)	3,673,899	2,485,623
Class H, 3.5175% 6/15/22 (b)(d)	3,673,899	2,292,743
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2006-TFL2 Class A2, 2.9875% 10/15/21 (b)(d)	16,870,000	15,436,050
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
2.9875% 2/15/22 (b)(d)	12,085,000	9,305,450
3.0875% 2/15/22 (b)(d)	4,315,000	3,020,500
Class F, 3.1375% 2/15/22 (b)(d)	8,630,000	5,954,700
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.5475% 4/15/21 (b)(d)	2,700,000	2,367,784
Class J, 3.6175% 4/15/21 (b)(d)	1,800,000	1,503,963
Class K, 4.0175% 4/15/21 (b)(d)	8,995,000	7,128,660
GS Mortgage Securities Corp. II floater Series 2006-FL8A Class F, 3.52% 6/6/20 (b)(d)	5,168,000	4,237,760
Hilton Hotel Pool Trust floater Series 2000-HLTA Class B, 3.6438% 10/3/15 (b)(d)	4,375,000	4,402,431
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2006-FLA2:
Class D, 3.0475% 11/15/18 (b)(d)	1,451,939	1,263,187
Class E, 3.0975% 11/15/18 (b)(d)	2,181,194	1,854,015
Class F, 3.1475% 11/15/18 (b)(d)	3,271,791	2,813,740
Class G, 3.1775% 11/15/18 (b)(d)	2,844,750	2,304,248
Class H, 3.3175% 11/15/18 (b)(d)	2,181,194	1,832,203
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 3.1575% 9/15/21 (b)(d)	7,570,970	5,829,647
Class G, 3.1775% 9/15/21 (b)(d)	14,883,625	11,311,555
Class H, 3.2175% 9/15/21 (b)(d)	4,006,227	3,004,670
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 4.018% 7/15/19 (b)(d)	$ 5,095,000	$ 4,228,850
Series 2007-XCLA Class A1, 3.018% 7/17/17 (b)(d)	20,360,475	17,102,799
Series 2007-XLCA Class B, 3.3175% 7/17/17 (b)(d)	11,539,923	9,231,938
Series 2007-XLFA:
Class D, 3.008% 10/15/20 (b)(d)	4,325,000	3,460,000
Class E, 3.068% 10/15/20 (b)(d)	5,410,000	4,219,800
Class F, 3.118% 10/15/20 (b)(d)	3,250,000	2,502,500
Class G, 3.158% 10/15/20 (b)(d)	4,013,000	3,009,750
Class H, 3.248% 10/15/20 (b)(d)	2,525,000	1,818,000
Class J, 3.398% 10/15/20 (b)(d)	2,885,000	1,961,800
Class MHRO, 3.508% 10/15/20 (b)(d)	890,014	667,510
Class MJPM, 3.818% 10/15/20 (b)(d)	279,279	203,873
Class MSTR, 3.518% 10/15/20 (b)(d)	500,000	345,000
Class NHRO, 3.708% 10/15/20 (b)(d)	1,378,380	1,006,218
Class NSTR, 3.668% 10/15/20 (b)(d)	465,000	311,550
Series 2007-XLC1:
Class C, 3.4175% 7/17/17 (b)(d)	15,751,545	12,286,205
Class D, 3.5175% 7/17/17 (b)(d)	7,411,203	5,632,515
Class E, 3.6175% 7/17/17 (b)(d)	6,022,972	4,456,999
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.0788% 3/24/18 (b)(d)	2,632,617	2,474,660
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A Class K, 4.0175% 1/15/18 (b)(d)	8,777,000	7,739,562
Series 2006-WL7A:
Class E, 3.0975% 9/15/21 (b)(d)	9,585,000	7,809,627
Class F, 3.1575% 8/11/18 (b)(d)	11,680,000	10,295,153
Class G, 3.1775% 8/11/18 (b)(d)	11,065,000	8,630,700
Class J, 3.4175% 8/11/18 (b)(d)	2,460,000	1,929,249
Class X1A, 0.2554% 9/15/21 (b)(d)(e)	41,500,828	6,644
Series 2007-WHL8:
Class AP1, 3.5175% 6/15/20 (d)	775,631	620,505
Class AP2, 3.6175% 6/15/20 (d)	1,345,948	1,063,299
Class F, 3.2975% 6/15/20 (d)	20,430,000	15,731,100
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $695,438,433)		550,429,974
Cash Equivalents - 41.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.75%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	$ 923,071	$ 923,000
With:
Banc of America Securities LLC at:
3.1%, dated 3/31/08 due 4/1/08 (Collateralized by Commercial Paper Obligations valued at $13,261,142, 4/1/08)	13,001,119	13,000,000
3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $259,102,704, 4.63%- 7.1%, 5/6/08 - 9/27/34)	254,022,225	254,000,000
Barclays Capital, Inc. at 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $272,363,830, 5%- 8.75%, 1/15/11 - 3/1/31)	267,023,363	267,000,000
Citigroup Global Markets, Inc. at:
3.1%, dated 3/31/08 due 4/1/08 (Collateralized by Commercial Paper Obligations valued at $204,018,556, 4/1/08 - 5/7/08)	200,017,222	200,000,000
3.12%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $68,345,923, 5.74%- 5.77%, 5/25/10 - 5/5/26)	67,005,807	67,000,000
Credit Suisse First Boston, Inc. at 3.18%, dated 3/31/08 due 4/1/08 (Collateralized by Equity Securities valued at $280,369,233)	267,023,585	267,000,000
Deutsche Bank Securities, Inc. at 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Mortgage Loan Obligations valued at $272,363,830, 0%- 9%, 2/2/09 - 9/25/47)	267,023,363	267,000,000
J.P. Morgan Securities, Inc. at 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $117,602,876, 4.5%- 9.75%, 6/20/08 - 10/15/26)	112,009,956	112,000,000
Lehman Brothers, Inc. at 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $283,374,684, 0%- 4.9%, 4/15/08 - 7/1/38)	267,023,733	267,000,000
Merrill Lynch, Pierce, Fenner & Smith at 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Mortgage Loan Obligations valued at $280,353,408, 0%- 9%, 11/25/08 - 10/15/48)	267,023,363	267,000,000
Morgan Stanley & Co. at 3.2%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $274,435,635, 3.4%- 8.9%, 10/25/14 - 11/7/47)	267,023,733	267,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
UBS Warburg LLC at 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Corporate Obligations valued at $272,340,921, 1.05%- 5.75%, 4/16/12 - 1/25/37)	$ 267,023,363	$ 267,000,000
Wachovia Securities, Inc. at 3.15%, dated 3/31/08 due 4/1/08 (Collateralized by Commercial Paper Obligations valued at $272,363,831, 4/2/08 - 4/23/08)	267,023,363	267,000,000
TOTAL CASH EQUIVALENTS (Cost $2,782,923,000)		2,782,923,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $7,623,888,376)		6,627,273,319
NET OTHER ASSETS - 0.9%		59,164,642
NET ASSETS - 100%		$ 6,686,437,961
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34 (f)	Oct. 2034	$ 9,900,000	(3,428,527)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35 (f)	Feb. 2035	3,000,000	(1,176,800)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35 (f)	June 2035	3,000,000	(1,424,635)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35 (f)

	Nov. 2035	$ 7,900,000	$ (6,929,880)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36 (f)	July 2036	5,500,000	(4,967,692)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03%, 11/25/34 (f)	Dec. 2034	1,323,490	(619,021)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	7,900,000	(4,983,164)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (f)	June 2035	2,700,000	(1,700,653)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(186,855)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	(213,007)
		$ 65,413,490	$ (25,630,234)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,378,478,401 or 20.6% of net assets.

(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $25,711,276.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Security or a portion of the security backed by subprime mortgage loans. At period end, the value of these securities, exclusive of the value of credit default swaps, amounted to $718,308,450 or 10.7% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$923,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 87,101
Banc of America Securities LLC	113,970
Barclays Capital, Inc.	668,192
Deutsche Bank Securities, Inc.	53,737
$ 923,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
United Kingdom	10.8%
Cayman Islands	2.2%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information
At September 30, 2007, the fund had a capital loss carryforward of approximately $3,902,385 all of which will expire on September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $2,782,923,000) - See accompanying schedule: Unaffiliated issuers (cost $7,623,888,376)		$ 6,627,273,319
Cash		2,139,715
Receivable for investments sold		92,008,537
Receivable for swap agreements		67,755
Interest receivable		10,640,566
Other affiliated receivables		160,303
Other receivables		24,914
Total assets		6,732,315,109

Liabilities
Distributions payable	$ 20,187,922
Swap agreements, at value	25,630,234
Other payables and accrued expenses	58,992
Total liabilities		45,877,148

Net Assets		$ 6,686,437,961
Net Assets consist of:
Paid in capital		$ 8,696,939,941
Distributions in excess of net investment income		(8,719,373)
Accumulated undistributed net realized gain (loss) on investments		(979,537,342)
Net unrealized appreciation (depreciation) on investments		(1,022,245,265)
Net Assets, for 81,256,759 shares outstanding		$ 6,686,437,961
Net Asset Value, offering price and redemption price per share ($6,686,437,961 ÷ 81,256,759 shares)		$ 82.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Interest (including $28,457 from affiliated interfund lending)		$ 255,345,621

Expenses
Custodian fees and expenses	$ 80,980
Independent trustees' compensation	20,790
Interest	511
Total expenses before reductions	102,281
Expense reductions	(95,395)	6,886
Net investment income		255,338,735
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(824,133,860)
Futures contracts	(177,005)
Swap agreements	(84,987,264)
Total net realized gain (loss)		(909,298,129)
Change in net unrealized appreciation (depreciation) on: Investment securities	(460,489,756)
Futures contracts	(17,095)
Swap agreements	54,194,337
Total change in net unrealized appreciation (depreciation)		(406,312,514)
Net gain (loss)		(1,315,610,643)
Net increase (decrease) in net assets resulting from operations		$ (1,060,271,908)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 255,338,735	$ 748,733,097
Net realized gain (loss)	(909,298,129)	(95,403,693)
Change in net unrealized appreciation (depreciation)	(406,312,514)	(619,705,034)
Net increase (decrease) in net assets resulting from operations	(1,060,271,908)	33,624,370
Distributions to shareholders from net investment income	(235,865,833)	(748,108,709)
Distributions to shareholders from net realized gain	-	(1,637,496)
Total distributions	(235,865,833)	(749,746,205)
Affiliated share transactions Proceeds from sales of shares	1,718,729,672	9,139,746,269
Cost of shares redeemed	(5,611,586,839)	(5,104,891,873)
Net increase (decrease) in net assets resulting from share transactions	(3,892,857,167)	4,034,854,396
Total increase (decrease) in net assets	(5,188,994,908)	3,318,732,561

Net Assets
Beginning of period	11,875,432,869	8,556,700,308
End of period (including distributions in excess of net investment income of $8,719,373 and distributions in excess of net investment income of $28,192,275, respectively)	$ 6,686,437,961	$ 11,875,432,869
Other Information Shares
Sold	19,134,057	92,037,768
Redeemed	(63,201,890)	(52,715,331)
Net increase (decrease)	(44,067,833)	39,322,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Cash Flows

Six months ended March 31, 2008
Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (1,060,271,908)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in receivable for investments sold	(80,323,157)
Decrease in receivable for swap agreements	243,089
Decrease in interest receivable	29,699,226
Decrease in other assets	11,759
Decrease in other payables and accrued expenses	(24,707)
Purchases of long-term investments	(14,422,941)
Proceeds from sales of long-term investments	4,994,916,653
Proceeds from maturities/sales of short-term investments - net	(932,072,973)
Net amortization/accretion of premium/discount	(287,704)
Net realized loss on investments	824,133,860
Change in net unrealized (appreciation) depreciation on investments and swap agreements	409,136,002
Net cash provided by operating activities	4,170,737,199

Cash flows from financing activities:
Cash Distributions Paid	(275,741,000)
Proceeds from sales of shares	1,718,729,672
Cost of shares redeemed	(5,611,586,839)
Net cash used in financing activities	(4,168,598,167)
Net increase in cash and cash equivalents	2,139,032
Cash, beginning of year	683
Cash, end of year	$ 2,139,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 94.76	$ 99.49	$ 99.49	$ 99.52	$ 99.49	$ 99.15
Income from Investment Operations
Net investment income D	2.430	5.595	4.999	3.167	1.764	1.917
Net realized and unrealized gain (loss)	(12.734)	(4.714)	(.015)	(.059)	- G	.450
Total from investment operations	(10.304)	.881	4.984	3.108	1.764	2.367
Distributions from net investment income	(2.166)	(5.597)	(4.984)	(3.138)	(1.734)	(2.027)
Distributions from net realized gain	-	(.014)	-	-	-	-
Total distributions	(2.166)	(5.611)	(4.984)	(3.138)	(1.734)	(2.027)
Net asset value, end of period	$ 82.29	$ 94.76	$ 99.49	$ 99.49	$ 99.52	$ 99.49
Total Return B, C	(11.01)%	.83%	5.13%	3.17%	1.79%	2.36%
Ratios to Average Net Assets F
Expenses before reductions E	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%A	-%	-%	-%	-%	-%
Net investment income	5.42%A	5.69%	5.03%	3.18%	1.77%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,686,438	$ 11,875,433	$ 8,556,700	$ 6,660,552	$ 5,495,704	$ 4,987,445
Portfolio turnover rate	-%A, H	41%	41%	49%	50%	58%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

H Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Ultra-Short Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. A significant portion of the Fund's securities, including securities backed by subprime mortgage loans, are valued at period-end by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, capital loss carryforwards and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 844,695
Unrealized depreciation	(996,878,178)
Net unrealized appreciation (depreciation)	$ (996,033,483)
Cost for federal income tax purposes	$ 7,623,306,802

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $14,162,053 and $4,725,347,451, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 18,847,455	4.94%

Semiannual Report

6. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,660,000. The weighted average interest rate was 3.25%. The interest expense amounted to $511 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $20,790.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $74,605.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity Ultra-Short Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Ultra-Short Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of March 31, 2008, and the related statement of operations and cash flows for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the six months ended March 31, 2008 and for each of the five years in the period ended September 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Ultra-Short Central Fund as of March 31, 2008, the results of its operations and its cash flows for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the six months ended March 31, 2008 and for each of the five years in the period ended September 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Semiannual Report

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008